Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

June 30, 2026

Cost	Mining assets	Land & buildings	Plant & equipment	Motor vehicles	Capital work in progress	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Balance at January 1, 2026	$52,415	$3,283	$78,981	$2,449	$5,429	$142,557
Additions(1)	1,083	390	1,200	225	6,715	9,613
Change in rehabilitation asset estimate	—	—	25	—	—	25
Transfer into/(out) property, plant and equipment	439	144	627	—	(1,373)	(163)
Derecognition	—	—	(16)	(35)	—	(51)
Balance at June 30, 2026(2)	$53,937	$3,817	$80,817	$2,639	$10,771	$151,981

Accumulated Depreciation and impairment	Mining assets	Land & buildings	Plant & equipment	Motor vehicles	Capital work in progress	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
At January 1, 2026	$31,966	$2,001	$65,443	$1,772	$406	$101,588
Depreciation	1,546	80	1,053	166	—	2,845
Impairment(3)	—	—	25	—	—	25
Derecognition	—	—	(12)	(14)	—	(26)
At June 30, 2026(2)	$33,512	2,081	66,509	$1,924	$406	$104,432

	Mining assets	Land & buildings	Plant & equipment	Motor vehicles	Capital work in progress	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Cost	$53,937	$3,817	$80,817	$2,639	$10,771	$151,981
Accumulated depreciation and impairment	33,512	$2,081	$66,509	$1,924	$406	$104,432
Net book value	$20,425	$1,736	$14,308	$715	$10,365	$47,549

(1)	—	Additions of US$0.9 million were recorded in trade payables as of June 30, 2026.

(2)	—

The cost basis and the balance of accumulated depreciation and impairment include assets that are fully depreciated but remain in service. As of June 30, 2026, the initial cost of the fully depreciated assets that remain in service was US$0.7 million.

(3)	—	The impairment charge relates to the change in the rehabilitation asset (see Note 20) for both Mazowe Mining Company (MMC) and Redwing Mining Company (RMC). The carrying amount was immediately impaired due to the non-operational status of these mines.

(4)	—	Included in transfers in/out of PP&E is $0.3 million which has been transferred to Intangible assets (see note 30).